Note 8 - Share Capital and Reserves - Continuity of Warrants (Details)	12 Months Ended			36 Months Ended
	Dec. 31, 2018 CAD ($) shares	Dec. 31, 2017 CAD ($) shares	Dec. 31, 2016 CAD ($) shares	Dec. 31, 2018 CAD ($)
Statement Line Items [Line Items]
Exercise price	$ 2.27	$ 2.27	$ 1.44	$ 1.91
Exercised		(1.01)	(1.55)
Balance, outstanding and exercisable	8,132,262	3,697,152	9,109,944	9,109,944
Issued, outstanding and exercisable (in shares) | shares	4,912,450	6,502,249	1,660,485
Exercised, outstanding and exercisable (in shares) | shares		(2,017,139)	(4,627,867)
Expired, outstanding and exercisable (in shares) | shares	(1,637,513)	(50,000)	(2,445,410)
Balance, oustanding and exercisable	11,407,199	8,132,262	3,697,152	11,407,199
Balance, weighted average exercise price	$ 2.27	$ 1.44	$ 1.47	$ 1.47
Issued, weighted average exercise price	$ 1.35	$ 2.34	$ 1.98
Exercised, weighted average exercise price		1.01	1.55
Expired, weighted average exercise price	$ 1.99	$ 1	$ 1.71
Balance, weighted average exercise price	$ 1.91	$ 2.27	$ 1.44	1.91
Granted, outstanding and exercisable (in shares) | shares	4,912,450	6,502,249	1,660,485
Granted, weighted average exercise price	$ 1.35	$ 2.34	$ 1.98
Warrants expiring November 25, 2018, first set [member]
Statement Line Items [Line Items]
Exercise price	$ 2	$ 2	$ 2	$ 2
Balance	1,614,541	1,614,541
Issued			1,614,541
Exercised
Expired	(1,614,541)
Balance		1,614,541	1,614,541
Balance, weighted average exercise price	$ 2	$ 2
Exercised, weighted average exercise price
Balance, weighted average exercise price	$ 2	$ 2	$ 2	2
Number of warrants			1,614,541
Warrants expiring November 17, 2017 [member]
Statement Line Items [Line Items]
Exercise price	$ 1	$ 1
Balance		2,036,667
Issued
Exercised		(1,986,667)
Expired		(50,000)
Balance			2,036,667
Balance, weighted average exercise price	$ 1
Exercised, weighted average exercise price		1,986,667
Balance, weighted average exercise price		$ 1
Number of warrants
Warrants expiring February 11, 2016, first set [member]
Statement Line Items [Line Items]
Exercise price		$ 1.76	$ 1.76	2,210,000
Balance
Issued
Exercised
Expired			(2,210,000)
Balance
Balance, weighted average exercise price		$ 1.76	$ 2,210,000	2,210,000
Exercised, weighted average exercise price
Balance, weighted average exercise price			$ 1.76
Number of warrants
Warrants expiring November 25, 2018, second set [member]
Statement Line Items [Line Items]
Exercise price	$ 1.44	$ 1.44	$ 1.44	$ 1.44
Balance	22,972	45,944
Issued			45,944
Exercised		(22,972)
Expired	(22,972)
Balance		22,972	45,944
Balance, weighted average exercise price	$ 1.44	$ 1.44
Exercised, weighted average exercise price		22,972
Balance, weighted average exercise price	$ 1.44	$ 1.44	$ 1.44	1.44
Number of warrants			45,944
Warrants expiring February 11, 2016, second set [member]
Statement Line Items [Line Items]
Exercise price		$ 1.12	$ 1.12	49,410
Balance
Issued
Exercised
Expired			(49,410)
Balance
Balance, weighted average exercise price		$ 1.12	$ 49,410	49,410
Exercised, weighted average exercise price
Balance, weighted average exercise price			$ 1.12
Number of warrants
Warrants expiring June 1, 2019 [member]
Statement Line Items [Line Items]
Exercise price	$ 2	$ 2		$ 2
Balance	295,734
Issued		295,734
Exercised
Expired
Balance	295,734	295,734		295,734
Balance, weighted average exercise price	$ 2
Exercised, weighted average exercise price
Balance, weighted average exercise price	$ 2	$ 2		$ 2
Number of warrants		295,734
Warrants expiring July 17, 2016, first set [member]
Statement Line Items [Line Items]
Exercise price		$ 1.58	$ 1.58	4,376,000
Balance
Issued
Exercised			(4,376,000)
Expired
Balance
Balance, weighted average exercise price		$ 1.58	$ 4,376,000	4,376,000
Exercised, weighted average exercise price			4,376,000
Balance, weighted average exercise price			$ 1.58
Number of warrants
Warrants expiring August 7, 2019, first set [member]
Statement Line Items [Line Items]
Exercise price	$ 2	$ 2		$ 2
Balance	1,259,704
Issued		1,259,704
Exercised
Expired
Balance	1,259,704	1,259,704		1,259,704
Balance, weighted average exercise price	$ 2
Exercised, weighted average exercise price
Balance, weighted average exercise price	$ 2	$ 2		$ 2
Number of warrants		1,259,704
Warrants expiring July 17, 2016, second set [Member]
Statement Line Items [Line Items]
Exercise price		$ 1.32	$ 1.32	186,000
Balance
Issued
Exercised
Expired			(186,000)
Balance
Balance, weighted average exercise price		$ 1.32	$ 186,000	186,000
Exercised, weighted average exercise price
Balance, weighted average exercise price			$ 1.32
Number of warrants
Warrants expiring August 7, 2019, second set [member]
Statement Line Items [Line Items]
Exercise price	$ 1.35	$ 1.35		$ 1.35
Balance	10,411
Issued		17,911
Exercised		(7,500)
Expired
Balance	10,411	10,411		10,411
Balance, weighted average exercise price	$ 1.35
Exercised, weighted average exercise price		7,500
Balance, weighted average exercise price	$ 1.35	$ 1.35		$ 1.35
Number of warrants		17,911
Warrants expiring November 17, 2017, first set [Member]
Statement Line Items [Line Items]
Exercise price		$ 1	$ 1	2,253,334
Balance		2,036,667
Issued
Exercised			(216,667)
Expired
Balance			2,036,667
Balance, weighted average exercise price		$ 1	$ 2,253,334	2,253,334
Exercised, weighted average exercise price			216,667
Balance, weighted average exercise price			$ 1
Number of warrants
Warrants expiring June 1, 2020 [member]
Statement Line Items [Line Items]
Exercise price	$ 2.45	$ 2.45		$ 2.45
Balance	4,928,900
Issued		4,928,900
Exercised
Expired
Balance	4,928,900	4,928,900		4,928,900
Balance, weighted average exercise price	$ 2.45
Exercised, weighted average exercise price
Balance, weighted average exercise price	$ 2.45	$ 2.45		$ 2.45
Number of warrants		4,928,900
Warrants expiring November 17, 2017, second set [Member]
Statement Line Items [Line Items]
Exercise price		$ 0.77	$ 0.77	35,200
Balance
Issued
Exercised			(35,200)
Expired
Balance
Balance, weighted average exercise price		$ 0.77	$ 35,200	35,200
Exercised, weighted average exercise price			35,200
Balance, weighted average exercise price			$ 0.77
Number of warrants
Warrants expiring June 7, 2020 [member]
Statement Line Items [Line Items]
Exercise price	$ 1.35			$ 1.35
Balance
Issued	192,450
Exercised
Expired
Balance	192,450			192,450
Exercised, weighted average exercise price
Balance, weighted average exercise price	$ 1.35			$ 1.35
Number of warrants	192,450
Warrants expiring June 7, 2022 [member]
Statement Line Items [Line Items]
Exercise price	$ 1.35			$ 1.35
Balance
Issued	4,720,000
Exercised
Expired
Balance	4,720,000			4,720,000
Exercised, weighted average exercise price
Balance, weighted average exercise price	$ 1.35			$ 1.35
Number of warrants	4,720,000